SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 93.7%
	Alabama — 0.3%
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A, 5.50% due 1/1/2053 (put 12/1/2029)	$1,000,000	$ 1,062,794
	Arizona — 3.2%
	Arizona (Scottsdale Lincoln Hospitals) HFA, Series A, 5.00% due 12/1/2031	2,500,000	2,542,435
[a]	Chandler (Intel Corp.) IDA AMT, Series 2022-2, 5.00% due 9/1/2052 (put 9/1/2027)	1,200,000	1,235,626
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series B, 5.00% due 7/1/2044	1,000,000	1,027,941
[a]	Coconino County Pollution Control Corp. (Nevada Power Co.) AMT, Series A, 4.125% due 9/1/2032 (put 3/31/2026)	1,000,000	995,440
[b]	County of Pima (La Posada at Park Centre, Inc. Obligated Group) IDA, Series A, 5.75% due 11/15/2023 - 11/15/2024	600,000	597,516
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	946,561
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), Series A, 0.875% due 6/1/2043 (put 10/1/2026)	3,000,000	2,712,639
	Arkansas — 0.3%
	University of Arkansas Board of Trustees (Fayetteville Campus), Series A, 5.00% due 11/1/2036 (pre-refunded 11/1/2024)	1,000,000	1,023,742
	California — 5.4%
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	743,055
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	512,620
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, Series A, 6.25% due 2/1/2026	820,000	821,744
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank A.G.) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	2,000,000	2,094,428
	California Educational Facilities Authority (University of Redlands), Series A, 5.00% due 10/1/2044	500,000	504,343
[a,b]	California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) AMT, Series A, 3.65% due 1/1/2050 (put 1/31/2024)	1,000,000	995,532
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,000,009
	California Pollution Control Financing Authority (Republic Services, Inc.) AMT,
[a,b,c]	4.25% due 7/1/2043	1,000,000	1,000,000
[a,b]	Series A2, 3.70% due 11/1/2042 (put 7/17/2023)	1,000,000	1,000,000
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	1,000,000	1,020,886
	Calipatria (Educational Facilities; Insured: BAM) USD GO, Series B, Zero Coupon due 8/1/2025	670,000	604,497
	City of Long Beach Airport System Revenue (Insured: AGM) AMT,
	Series C,
	5.00% due 6/1/2042	750,000	819,340
	5.25% due 6/1/2047	500,000	549,771
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	625,840
	Daly City Housing (Franciscan Country Club Mobile Home Park Acquisition) DFA, Series A, 5.25% due 12/15/2023	330,000	330,318
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	1,477,679
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,044,062
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Series D, Zero Coupon due 8/1/2023	1,025,000	1,022,524
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	805,212
	Colorado — 3.3%
	City & County of Denver Airport System Revenue AMT, Series A, 5.00% due 11/15/2036 - 11/15/2039	1,565,000	1,708,804
	Colorado (CommonSpirit Health Obligated Group) HFA, 5.50% due 11/1/2047	1,000,000	1,075,306
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2039 - 11/1/2044	3,015,000	3,162,400
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,029,918
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co), 6.50% due 11/15/2038	260,000	314,589
	Regional Transportation District (Denver Transit Partners LLC), Series A, 5.00% due 7/15/2032	1,215,000	1,341,899
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	948,485
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049 (pre-refunded 12/1/2024)	595,000	610,059
	Connecticut — 1.9%
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,182,154
	Series E, 5.00% due 9/15/2033	1,350,000	1,494,894
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,164,330
	Delaware — 0.3%
	Delaware State (Beebe Medical Center, Inc.) HFA, 4.00% due 6/1/2035	1,080,000	1,054,039
	District of Columbia — 1.3%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,294,314
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2040 - 10/1/2041	2,750,000	2,685,141
	Florida — 5.5%
[b,c]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	3,000,000	2,990,283
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	445,000	448,488
	City of Pompano Beach (John Knox Village of Florida, Inc. Obligated Group),
	4.00% due 9/1/2040	1,000,000	811,392
	Series A, 4.00% due 9/1/2036	500,000	431,889
	County of Broward (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,035,871

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[a]	County of Escambia (International Paper Co.), Series B, 2.00% due 11/1/2033 (put 10/1/2024)	$ 775,000	$ 753,143
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2035	1,840,000	1,855,220
	County of Miami-Dade Seaport Department AMT, Series A, 5.25% due 10/1/2052	500,000	526,745
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2056	1,000,000	950,519
	Lee County (Cypress Cove at Healthpark Florida Obligated Group) IDA, Series B-1, 3.75% due 10/1/2027	1,000,000	916,662
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2024	625,000	633,879
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,101,106
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	2,000,000	2,001,460
	Orange County Convention Center (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,055,799
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA, Series A, 5.00% due 11/1/2047	250,000	246,790
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,544,135
	Georgia — 3.6%
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	1,000,000	1,037,353
	Series C,
	4.00% due 12/1/2027 - 12/1/2028	0	0
[a]	4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,476,162
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series A, 4.00% due 12/1/2023	1,000,000	997,041
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2036	3,700,000	3,811,821
	Main Street Natural Gas, Inc. (Guaranty: Merrill Lynch & Co), Series A, 5.50% due 9/15/2023	350,000	350,462
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 7/1/2052 (put 9/1/2027)	1,250,000	1,245,264
[a]	Series B, 5.00% due 7/1/2053 (put 3/1/2030)	1,000,000	1,044,419
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,287,527
	Guam — 0.3%
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	500,228
	5.25% due 7/1/2024	500,000	500,303
	Hawaii — 0.7%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2033	2,000,000	2,175,282
	Illinois — 15.5%
	Chicago Board of Education Dedicated Capital Improvement Tax,
	5.50% due 4/1/2042	500,000	534,670
	5.75% due 4/1/2048	1,000,000	1,078,359
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2035	1,510,000	1,545,963
	5.00% due 1/1/2035 (pre-refunded 1/1/2024)	1,315,000	1,326,145
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	524,563
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2028 - 1/1/2042	2,000,000	2,053,502
	City of Chicago (Midway Airport) AMT, Series A, 5.00% due 1/1/2026 - 1/1/2034	2,500,000	2,538,483
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,531,186
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,583,422
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,039,068
	5.625% due 1/1/2031	500,000	533,886
	6.00% due 1/1/2038	3,330,000	3,552,737
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029 (pre-refunded 8/1/2024)	2,195,000	2,236,727
	Illinois Finance Authority (Plymouth Place Obligated Group), Series A, 6.625% due 5/15/2052	1,000,000	1,005,101
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,415,611
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	736,284
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2025 - 4/1/2036	1,515,000	1,597,230
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,032,958
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,273,428
	Series D, 5.00% due 1/1/2028	1,000,000	1,007,856
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 6/15/2050	1,500,000	1,533,048
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	48,104
	Sales Tax Securitization Corp.,
	Series A,
	4.00% due 1/1/2038	1,000,000	960,941
	5.00% due 1/1/2029	1,000,000	1,073,762
	State of Illinois GO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	5.00% due 2/1/2039	$ 600,000	$ 601,764
	5.50% due 5/1/2039	375,000	411,246
	5.75% due 5/1/2045	1,600,000	1,742,558
	Series A, 5.50% due 3/1/2042	1,000,000	1,098,247
	Series D, 5.00% due 11/1/2028	3,000,000	3,202,929
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,757,973
	State of Illinois Sales Tax Revenue (Insured: BAM-TCRS), Series B, 4.75% due 6/15/2043	2,005,000	2,048,777
	Will County School District No. 114 Manhattan (Insured: Natl-Re) ETM GO, Series C, Zero Coupon due 12/1/2023	115,000	113,349
	Will County School District No. 114 Manhattan (Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	455,000	448,595
	Indiana — 0.9%
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	1,300,000	1,285,743
[a]	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT, Series B, 4.00% due 5/1/2043 (put 8/1/2028)	1,500,000	1,486,887
	Iowa — 2.3%
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	1,650,000	1,690,767
	Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center), 5.00% due 10/1/2047	750,000	759,582
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	4,650,000	4,729,417
	Kansas — 1.4%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	1,500,000	1,685,539
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	500,000	510,176
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,046,495
	Kentucky — 4.0%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	979,750
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	1,500,000	1,552,984
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	532,289
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
[a]	Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	3,995,664
[a]	Series C, 4.00% due 2/1/2050 (put 2/1/2028)	5,500,000	5,421,658
	Louisiana — 1.3%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	410,146
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), 5.00% due 5/15/2046	3,000,000	3,047,592
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	755,376
	Massachusetts — 0.2%
	Massachusetts (Jordan Hospital and Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	572,693
	Michigan — 4.6%
	City of Detroit GO,
	5.00% due 4/1/2024	400,000	403,853
	Series A, 5.00% due 4/1/2032	300,000	315,590
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,001,557
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,084,248
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	853,135
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2041	1,845,000	1,999,050
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), Series A, 5.25% due 5/15/2041	140,000	140,063
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	969,965
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,001,237
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series 2017-MI, 5.00% due 12/1/2027	165,000	176,063
	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-4, 5.00% due 11/15/2047	2,250,000	2,340,938
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,681,195
	Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,278,692
	Minnesota — 0.3%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	1,065,000	927,981
	Nebraska — 1.4%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs & Co.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,038,907
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 9/1/2031	1,500,000	1,581,831
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,811,460
	Nevada — 1.1%
	Carson City (Carson Tahoe Regional Healthcare), Series A, 5.00% due 9/1/2037	1,000,000	1,022,790
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,035,000	872,396
[a,b]	State of Nevada Department of Business & Industry (Republic Services, Inc.) AMT, Series 2001, 4.125% due 12/1/2026 (put 12/1/2023)	1,500,000	1,492,806
	New Hampshire — 0.4%
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	1,250,000	1,227,437
	New Jersey — 4.8%
	Camden County Improvement Authority (KIPP Cooper Norcross Obligated Group), 6.00% due 6/15/2052	1,000,000	1,041,773

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	New Jersey (New Jersey Transit Corp.) EDA, Series A, 5.00% due 11/1/2033	$ 500,000	$ 546,946
	New Jersey (School Facilities Construction) EDA, 5.00% due 6/15/2035 - 6/15/2038	1,250,000	1,347,608
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,087,129
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2035	2,000,000	2,145,000
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,139,965
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,592,385
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2034 - 12/15/2039	2,200,000	2,352,409
	South Jersey Transportation Authority, Series A, 5.25% due 11/1/2052	1,500,000	1,613,757
	New Mexico — 1.8%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	750,000	751,652
	City of Santa Fe (El Castillo Retirement Residences Obligated Group),
	5.00% due 5/15/2034	1,465,000	1,343,210
	Series A, 5.00% due 5/15/2049	1,450,000	1,214,297
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2034	375,000	343,464
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series B, 5.00% due 8/1/2049 (put 8/1/2025)	1,250,000	1,286,741
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.85% due 7/1/2039	775,000	740,066
	New York — 3.6%
	Build NYC Resource Corp. (Kipp NYC Public Charter Schools), 5.25% due 7/1/2052	1,000,000	1,015,905
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,003,540
	Series J, 5.00% due 8/1/2031	1,500,000	1,528,801
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,083,697
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A, 5.00% due 11/1/2036	1,230,000	1,381,430
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	0	0
	Port Authority of New York & New Jersey AMT, Series 186, 5.00% due 10/15/2037	500,000	509,184
	State of New York Mortgage Agency (Insured: SONYMA) AMT,
	Series 248,
	4.10% due 4/1/2032	770,000	760,837
	4.125% due 10/1/2032	210,000	207,428
	4.20% due 4/1/2033	845,000	836,669
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) (Green Bond), Series A2, 2.00% due 5/15/2045 (put 5/15/2024)	1,000,000	984,010
	North Carolina — 1.2%
	Greater Asheville Regional Airport Authority (Insured: AGM) AMT, Series A, 5.25% due 7/1/2039	1,000,000	1,092,097
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,500,000	1,552,930
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,074,761
	Ohio — 1.6%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.25% due 11/15/2030	1,420,000	1,480,191
	Northeast Ohio Medical University (Insured: BAM),
	5.00% due 12/1/2043	775,000	829,211
	Series B, 4.00% due 12/1/2038	550,000	533,602
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	1,000,000	949,351
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2038	1,105,000	1,170,400
	Oregon — 1.3%
[a]	County of Gilliam (Guaranty: Waste Management, Inc.) AMT, 3.95% due 7/1/2038 (put 5/1/2024)	1,000,000	1,014,716
[a]	Oregon Health & Science University (Oregon Health & Science University Obligated Group), Series B-2, 5.00% due 7/1/2046 (put 2/1/2032)	1,900,000	2,200,762
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	404,841
	Yamhill County Hospital Authority (Friendsview Manor Obligated Group), Series B-3, 1.75% due 11/15/2026	340,000	314,076
	Pennsylvania — 5.5%
	City of Philadelphia (Thomas Jefferson University) IDA, Series A, 5.00% due 9/1/2035	1,500,000	1,557,365
	City of Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2042	1,000,000	1,023,875
	City of Philadelphia IDA, 5.00% due 5/1/2024	1,000,000	1,014,470
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,418,925
	Coatesville School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2025	500,000	517,778
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,075,940
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,039,384
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	500,000	497,479
	Northeastern Pennsylvania Hospital and Education Authority (King’s College), 5.00% due 5/1/2030 - 5/1/2031	2,230,000	2,276,298
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.75% due 6/30/2048	1,000,000	1,097,007
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2033 - 7/1/2046	2,800,000	2,506,985
	Pennsylvania (UPMC Obligated Group) EDFA, Series A, 4.00% due 10/15/2037	1,000,000	996,647
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,500,000	1,338,108
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2037	750,000	795,309
	School District of Philadelphia (State Aid Witholding) GO, Series A, 5.00% due 9/1/2038	100,000	105,082

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Rhode Island — 0.1%
	Pawtucket Housing Authority, 5.50% due 9/1/2024	$ 250,000	$ 250,798
	South Carolina — 0.3%
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	985,427
	Tennessee — 0.5%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,042,731
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2024	500,000	504,338
	Texas — 7.6%
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038	2,000,000	2,147,102
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	1,989,446
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,565,920
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	2,500,000	2,636,127
	City of Houston Airport System Revenue AMT, Series A, 4.00% due 7/1/2040	1,500,000	1,447,929
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	65,000	64,173
	Greater Texas Cultural Education Facilities Finance Corp. (Fort County Bend), Series A, 4.00% due 3/1/2040 - 3/1/2041	2,000,000	1,934,751
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group), Series A, 5.00% due 7/1/2052	1,500,000	1,582,785
[a]	Mission Economic Development Corp. (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 6/1/2048 (put 6/3/2024)	1,000,000	1,000,316
	Newark Higher Education Finance Corp. (Abilene Christian University), Series A, 4.00% due 4/1/2057	1,000,000	881,819
	Newark Higher Education Finance Corp. (Hughen Center, Inc.; Insured: PSF-GTD), Series A, 5.00% due 8/15/2052	500,000	533,671
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	869,339
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2029	1,435,000	1,483,450
	Texas State Technical College (Insured: AGM), Series A, 5.75% due 8/1/2047	545,000	621,584
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	3,000,000	3,042,903
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	843,454
	U. S. Virgin Islands — 0.2%
	Matching Fund Special Purpose Securitization Corp., Series A, 5.00% due 10/1/2025	500,000	505,588
	Utah — 0.6%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	722,909
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,036,088
	Virginia — 1.0%
	Henrico County (Westminster-Canterbury Corp. Obligated Group) EDA, Series A, 5.00% due 10/1/2052	1,000,000	1,013,362
[a]	Roanoke (Carilion Clinic Obligated Group) EDA, Series D, 5.00% due 7/1/2053 (put 7/1/2030)	1,000,000	1,115,174
[a]	Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) AMT, 3.50% due 11/1/2052 (put 11/1/2023)	1,000,000	999,683
	Washington — 1.1%
	Washington Higher Education Facilities Authority (Seattle Pacific University), Series A, 5.00% due 10/1/2038 - 10/1/2040	3,340,000	3,346,084
	West Virginia — 0.5%
[a]	West Virginia (Kentucky Power Co.) EDA AMT, Series A, 4.70% due 4/1/2036 (put 6/17/2026)	1,550,000	1,551,107
	Wisconsin — 2.5%
[a]	Public Finance Authority (Duke Energy Progress LLC) AMT, Series B, 4.00% due 10/1/2046 (put 10/1/2030)	1,000,000	1,043,189
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2027	870,000	863,427
	Public Finance Authority (National Senior Community Obligated Group), 4.00% due 1/1/2047	1,000,000	851,635
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,452,678
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2039 - 6/1/2041	770,000	705,559
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2035 - 10/1/2046	2,800,000	2,224,687
	Wisconsin Health & Educational Facilities Authority (HOPE Christian Schools Obligated Group), 4.00% due 12/1/2056	750,000	497,087
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	305,000	274,930
	Total Long-Term Municipal Bonds — 93.7% (Cost $291,391,037)		292,151,296
	Short-Term Municipal Bonds — 5.4%
	Florida — 0.3%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 3.65% due 10/1/2042 (put 7/3/2023)	1,000,000	1,000,000
	Kentucky — 2.4%
[a]	County of Meade (Nucor Corp.) AMT, Series A-1, 4.73% due 7/1/2060 - 8/1/2061 (put 7/3/2023)	7,400,000	7,400,000
	New York — 0.3%
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-2, 3.60% due 6/15/2050 (put 7/3/2023)	900,000	900,000
	North Carolina — 0.9%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.75% due 1/15/2038 (put 7/3/2023)	2,950,000	2,950,000
	Texas — 1.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Port of Port Arthur Navigation District (Motiva Enterprises LLC),
[a]	4.30% due 4/1/2040 (put 7/3/2023)	$3,200,000	$ 3,200,000
[a]	Series E, 5.03% due 11/1/2040 (put 7/10/2023)	1,500,000	1,500,000
	Total Short-Term Municipal Bonds — 5.4% (Cost $16,950,000)		16,950,000
	Total Investments — 99.1% (Cost $308,341,037)		$309,101,296
	Other Assets Less Liabilities — 0.9%		2,704,783
	Net Assets — 100.0%		$311,806,079

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $11,525,270, representing 3.70% of the Fund’s net assets.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
ISD	Independent School District
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.